Document and Entity Information	12 Months Ended
Aug. 31, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Apr 30, 2013
Registrant Name	FINANCIAL INVESTORS TRUST
Central Index Key	0000915802
Amendment Flag	false
Document Creation Date	Sep 5, 2013
Document Effective Date	Sep 5, 2013
Prospectus Date	Aug 31, 2013

Clough China Fund
SUMMARY SECTION CLOUGH CHINA FUND (THE “FUND”)
INVESTMENT OBJECTIVE
The Fund seeks to provide investors with long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “BUYING, EXCHANGING AND REDEEMING SHARES” at page 81 of the Prospectus and “PURCHASE, EXCHANGE & REDEMPTION OF SHARES” at page 81 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Clough China Fund (USD $)		Class A		Class C		Class I
Maximum sales charge (load) on purchases (as a percentage of offering price)		5.50%	[1]	none		none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)		1.00%	[1]	1.00%	[2]	none
Maximum Account Fee (assessed annually on certain accounts under $1,000)		12		12		12
Redemption Fee	[3]	2.00%		2.00%		2.00%
[1]	If you invest $1 million or more, either as a lump sum or through the Fund's accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load); however, a Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 18 months after a purchase in excess of $1 million.
[2]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.
[3]	(as a percentage of exchange price or amount redeemed within 30 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Clough China Fund		Class A	Class C	Class I
Management Fees		1.35%	1.35%	1.35%
Distribution and Service (12b-1) Fees		0.25%	0.75%	none
Other Expenses		0.54%	0.84%	0.59%
Shareholder Services Fees		none	0.25%	none
Other Fund Expenses		0.54%	0.59%	0.59%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		2.15%	2.95%	1.95%
Fee Waiver and Expense Reimbursement	[1]	(0.19%)	(0.24%)	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.96%	2.71%	1.71%
[1]	ALPS Advisors, Inc. (the "Adviser") has agreed contractually to limit the operating expenses of the Fund (excluding underlying fund fees and expenses, interest, taxes, brokerage costs and commissions, dividend and interest expense on short sales, litigation, indemnification and extraordinary expenses as determined under generally accepted accounting principles) to an annual rate of 1.70% for Class I shares, 1.95% for Class A shares, and 2.70% for Class C shares through August 31, 2014, the Adviser will reduce the fee payable with respect to the Fund to the extent of such excess and/or shall reimburse the Fund (or class as applicable) by the amount of such excess. The waiver or reimbursement shall be allocated to each class of the Fund in the same manner as the underlying expenses or fees were allocated. Effective September 1, 2014, the Adviser agrees to limit the Total Annual Fund Operating Expenses (as defined in Item 8 to Form N-1A) of the Fund (excluding underlying fund fees and expenses, interest, taxes, brokerage costs and commissions, dividend and interest expense on short sales, litigation, indemnification and extraordinary expenses as determined under generally accepted accounting principles) to an annual rate of 2.75% for Class I shares, 3.00% for Class A shares, and 3.75% for Class C shares through December 31, 2018. The Adviser will consider further reductions to these limits on an annual basis. Without this agreement, expenses would be higher. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than one year after the end of the fiscal year in which the fee and expenses was deferred. The Adviser may not discontinue this waiver without the approval of the Fund's Board of Trustees.

Example
This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. After one year, the Example does not take into consideration any agreement by the Adviser to waive fees. Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Number of Years You Own Your Shares
Expense Example Clough China Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	738	1,169	1,624	2,879
Class C Shares	374	890	1,531	3,249
Class I Shares	174	589	1,029	2,252

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Clough China Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	738	1,169	1,624	2,879
Class C Shares	274	890	1,531	3,249
Class I Shares	174	589	1,029	2,252

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). For U.S. federal income tax purposes, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 221% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
To pursue its objective, the Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that:
  are organized under the laws of China, Hong Kong or Taiwan;
  are primarily traded on the China, Hong Kong or Taiwan exchanges; or
  derive at least 50% of their revenues from business activities in China, Hong Kong or Taiwan, but which are listed and traded elsewhere.
Equity securities in which the Fund may invest include common stocks, preferred stocks, securities convertible into common stocks, depository receipts, exchange traded funds (“ETFs”), rights and warrants. The Fund may invest in securities of all market capitalizations, including companies in emerging markets.
PRINCIPAL RISKS OF THE FUND
The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.
  Stock Market Risk. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.
  Managed Portfolio Risk. The manager’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.
  Non-U.S. Securities Risk. Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.
  Geographic Risk. Investing in China, Hong Kong and Taiwan involves risk and considerations not present when investing in more established securities markets. The Fund may be more susceptible to the economic, market, political and local risks of these regions than a fund that is more geographically diversified.
  Emerging Markets Risk. To the extent that the Fund invests in issuers located in emerging markets, the risk may be heightened by political changes and changes in taxation or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.
  Currency Risk. The value of the Fund’s investments may fall as a result of changes in exchange rates.
  Diversification Risk. The Fund is “non-diversified,” which means that it may own larger positions in a smaller number of securities than funds that are “diversified.” This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value and total return than a diversified fund.
  Industry and Sector Risk. The Fund may focus its investments in certain industries within certain sectors, which may cause the Fund’s performance to be susceptible to the economic, business, or other developments that affect those industries or sectors. Although the Fund does not intend to invest in a particular industry or sector, the Fund may, from time to time, emphasize investments in one or more industries or sectors.
  Small Company Risk. While small-cap companies may offer greater potential for capital appreciation than larger and more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers tend to be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.
  Government Relationship Risk. While companies in China may be subject to limitations on their business relationships under Chinese law, these laws may not be consistent with certain political and security concerns of the U.S. As a result, Chinese companies may have material direct or indirect business relationships with governments that are considered state sponsors of terrorism by the U.S. government, or governments that otherwise have policies in conflict with the U.S. government (an “Adverse Government”). If the Fund invests in companies that have or develop a material business relationship with an Adverse Government, then the Fund will be subject to the risk that these companies’ reputation and price in the market will be adversely affected.

PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The performance shown for Class A Shares, Class C Shares and Class I Shares for periods prior to January 15, 2010, reflects the performance of the Old Mutual China Fund’s Class A Shares, Class C Shares and Class I Shares (as result of a prior reorganization of Old Mutual China Fund’s Class A Shares, Class C Shares and Class I Shares into the Fund’s Class A Shares, Class C Shares and Class I Shares), without the effect of any fee and expense limitations or waivers. If Class A Shares, Class C Shares and Class I Shares of the Fund had been available during periods prior to January 15, 2010, the performance shown may have been different.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.alpsfunds.com or by calling 866.759.5679.
Annual Total Return (years ended 12/31) Class A Shares

Best Quarter – June 30, 2009 26.82% Worst Quarter – March 31, 2008 -21.03% The Fund’s Class A Share year-to-date return as of June 30, 2013 was 0.05%.
After-tax returns are calculated using distributions for the Old Mutual China Fund – Class A Shares for periods prior to January 15, 2010. If Class A Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class A Shares of the Fund. After-tax returns for Class C Shares and Class I Shares will vary from those shown for Class A Shares due to varying sales charges and expenses among the classes.
Average Annual Total Returns (for the period ended December 31, 2012)
Average Annual Total Returns Clough China Fund	1 Year	5 Years	Since Inception	Inception Date
Class A Shares	17.01%	(1.32%)	13.89%	Dec 30, 2005
Class A Shares Return After Taxes on Distributions	16.99%	(1.47%)	12.64%	Dec 30, 2005
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	11.09%	(1.20%)	11.64%	Dec 30, 2005
Class C Shares	21.90%	(0.96%)	13.96%	Dec 30, 2005
Class I Shares	24.19%	0.21%	15.33%	Dec 30, 2005
Morgan Stanley Capital International China Index (reflects no deduction for fees, expenses or taxes)	22.75%	(3.51%)	14.25%	Dec 30, 2005

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	Aug 31, 2013
Clough China Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION CLOUGH CHINA FUND (THE “FUND”)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investors with long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “BUYING, EXCHANGING AND REDEEMING SHARES” at page 81 of the Prospectus and “PURCHASE, EXCHANGE & REDEMPTION OF SHARES” at page 81 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). For U.S. federal income tax purposes, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 221% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	221.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. After one year, the Example does not take into consideration any agreement by the Adviser to waive fees. Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years You Own Your Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To pursue its objective, the Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that:
  are organized under the laws of China, Hong Kong or Taiwan;
  are primarily traded on the China, Hong Kong or Taiwan exchanges; or
  derive at least 50% of their revenues from business activities in China, Hong Kong or Taiwan, but which are listed and traded elsewhere.
		Equity securities in which the Fund may invest include common stocks, preferred stocks, securities convertible into common stocks, depository receipts, exchange traded funds (“ETFs”), rights and warrants. The Fund may invest in securities of all market capitalizations, including companies in emerging markets.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.
  Stock Market Risk. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.
  Managed Portfolio Risk. The manager’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.
  Non-U.S. Securities Risk. Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.
  Geographic Risk. Investing in China, Hong Kong and Taiwan involves risk and considerations not present when investing in more established securities markets. The Fund may be more susceptible to the economic, market, political and local risks of these regions than a fund that is more geographically diversified.
  Emerging Markets Risk. To the extent that the Fund invests in issuers located in emerging markets, the risk may be heightened by political changes and changes in taxation or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.
  Currency Risk. The value of the Fund’s investments may fall as a result of changes in exchange rates.
  Diversification Risk. The Fund is “non-diversified,” which means that it may own larger positions in a smaller number of securities than funds that are “diversified.” This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value and total return than a diversified fund.
  Industry and Sector Risk. The Fund may focus its investments in certain industries within certain sectors, which may cause the Fund’s performance to be susceptible to the economic, business, or other developments that affect those industries or sectors. Although the Fund does not intend to invest in a particular industry or sector, the Fund may, from time to time, emphasize investments in one or more industries or sectors.
  Small Company Risk. While small-cap companies may offer greater potential for capital appreciation than larger and more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers tend to be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.
  Government Relationship Risk. While companies in China may be subject to limitations on their business relationships under Chinese law, these laws may not be consistent with certain political and security concerns of the U.S. As a result, Chinese companies may have material direct or indirect business relationships with governments that are considered state sponsors of terrorism by the U.S. government, or governments that otherwise have policies in conflict with the U.S. government (an “Adverse Government”). If the Fund invests in companies that have or develop a material business relationship with an Adverse Government, then the Fund will be subject to the risk that these companies’ reputation and price in the market will be adversely affected.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Diversification Risk. The Fund is “non-diversified,” which means that it may own larger positions in a smaller number of securities than funds that are “diversified.” This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value and total return than a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The performance shown for Class A Shares, Class C Shares and Class I Shares for periods prior to January 15, 2010, reflects the performance of the Old Mutual China Fund’s Class A Shares, Class C Shares and Class I Shares (as result of a prior reorganization of Old Mutual China Fund’s Class A Shares, Class C Shares and Class I Shares into the Fund’s Class A Shares, Class C Shares and Class I Shares), without the effect of any fee and expense limitations or waivers. If Class A Shares, Class C Shares and Class I Shares of the Fund had been available during periods prior to January 15, 2010, the performance shown may have been different.

		The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.alpsfunds.com or by calling 866.759.5679.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866.759.5679
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return (years ended 12/31) Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter – June 30, 2009 26.82% Worst Quarter – March 31, 2008 -21.03% The Fund’s Class A Share year-to-date return as of June 30, 2013 was 0.05%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the period ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class A Shares of the Fund. After-tax returns for Class C Shares and Class I Shares will vary from those shown for Class A Shares due to varying sales charges and expenses among the classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using distributions for the Old Mutual China Fund – Class A Shares for periods prior to January 15, 2010. If Class A Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

		After-tax returns are only shown for Class A Shares of the Fund. After-tax returns for Class C Shares and Class I Shares will vary from those shown for Class A Shares due to varying sales charges and expenses among the classes.
Clough China Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%	[1]
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%	[2]
Maximum Account Fee (assessed annually on certain accounts under $1,000)	rr_MaximumAccountFee	12
Management Fees	rr_ManagementFeesOverAssets	1.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.54%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.15%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.96%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	If you invest $1 million or more, either as a lump sum or through the Fund’s accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load); however, a Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class A shares redeemed within the first 18 months after a purchase in excess of $1 million.
1 YEAR	rr_ExpenseExampleYear01	738
3 YEARS	rr_ExpenseExampleYear03	1,169
5 YEARS	rr_ExpenseExampleYear05	1,624
10 YEARS	rr_ExpenseExampleYear10	2,879
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	738
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	1,169
5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,624
10 YEARS	rr_ExpenseExampleNoRedemptionYear10	2,879
2006	rr_AnnualReturn2006	78.55%
2007	rr_AnnualReturn2007	48.73%
2008	rr_AnnualReturn2008	(46.81%)
2009	rr_AnnualReturn2009	65.12%
2010	rr_AnnualReturn2010	11.56%
2011	rr_AnnualReturn2011	(18.36%)
2012	rr_AnnualReturn2012	23.80%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.03%)
1 Year	rr_AverageAnnualReturnYear01	17.01%
5 Years	rr_AverageAnnualReturnYear05	(1.32%)
Since Inception	rr_AverageAnnualReturnSinceInception	13.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2005
Clough China Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%	[2]
Maximum Account Fee (assessed annually on certain accounts under $1,000)	rr_MaximumAccountFee	12
Management Fees	rr_ManagementFeesOverAssets	1.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.59%
Other Expenses	rr_OtherExpensesOverAssets	0.84%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.95%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	2.71%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.
1 YEAR	rr_ExpenseExampleYear01	374
3 YEARS	rr_ExpenseExampleYear03	890
5 YEARS	rr_ExpenseExampleYear05	1,531
10 YEARS	rr_ExpenseExampleYear10	3,249
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	274
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	890
5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,531
10 YEARS	rr_ExpenseExampleNoRedemptionYear10	3,249
1 Year	rr_AverageAnnualReturnYear01	21.90%
5 Years	rr_AverageAnnualReturnYear05	(0.96%)
Since Inception	rr_AverageAnnualReturnSinceInception	13.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2005
Clough China Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%	[2]
Maximum Account Fee (assessed annually on certain accounts under $1,000)	rr_MaximumAccountFee	12
Management Fees	rr_ManagementFeesOverAssets	1.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.59%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.95%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.71%
1 YEAR	rr_ExpenseExampleYear01	174
3 YEARS	rr_ExpenseExampleYear03	589
5 YEARS	rr_ExpenseExampleYear05	1,029
10 YEARS	rr_ExpenseExampleYear10	2,252
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	174
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	589
5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,029
10 YEARS	rr_ExpenseExampleNoRedemptionYear10	2,252
1 Year	rr_AverageAnnualReturnYear01	24.19%
5 Years	rr_AverageAnnualReturnYear05	0.21%
Since Inception	rr_AverageAnnualReturnSinceInception	15.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2005
Clough China Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.99%
5 Years	rr_AverageAnnualReturnYear05	(1.47%)
Since Inception	rr_AverageAnnualReturnSinceInception	12.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2005
Clough China Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.09%
5 Years	rr_AverageAnnualReturnYear05	(1.20%)
Since Inception	rr_AverageAnnualReturnSinceInception	11.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2005
Clough China Fund | Morgan Stanley Capital International China Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.75%
5 Years	rr_AverageAnnualReturnYear05	(3.51%)
Since Inception	rr_AverageAnnualReturnSinceInception	14.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2005

[1]	If you invest $1 million or more, either as a lump sum or through the Fund's accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load); however, a Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 18 months after a purchase in excess of $1 million.
[2]	(as a percentage of exchange price or amount redeemed within 30 days of purchase)
[3]	ALPS Advisors, Inc. (the "Adviser") has agreed contractually to limit the operating expenses of the Fund (excluding underlying fund fees and expenses, interest, taxes, brokerage costs and commissions, dividend and interest expense on short sales, litigation, indemnification and extraordinary expenses as determined under generally accepted accounting principles) to an annual rate of 1.70% for Class I shares, 1.95% for Class A shares, and 2.70% for Class C shares through August 31, 2014, the Adviser will reduce the fee payable with respect to the Fund to the extent of such excess and/or shall reimburse the Fund (or class as applicable) by the amount of such excess. The waiver or reimbursement shall be allocated to each class of the Fund in the same manner as the underlying expenses or fees were allocated. Effective September 1, 2014, the Adviser agrees to limit the Total Annual Fund Operating Expenses (as defined in Item 8 to Form N-1A) of the Fund (excluding underlying fund fees and expenses, interest, taxes, brokerage costs and commissions, dividend and interest expense on short sales, litigation, indemnification and extraordinary expenses as determined under generally accepted accounting principles) to an annual rate of 2.75% for Class I shares, 3.00% for Class A shares, and 3.75% for Class C shares through December 31, 2018. The Adviser will consider further reductions to these limits on an annual basis. Without this agreement, expenses would be higher. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than one year after the end of the fiscal year in which the fee and expenses was deferred. The Adviser may not discontinue this waiver without the approval of the Fund's Board of Trustees.
[4]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

Vulcan Value Partners Fund
VULCAN VALUE PARTNERS FUND (THE “FUND”)
INVESTMENT OBJECTIVE
The Fund seeks to achieve long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Vulcan Value Partners Fund
Redemption Fee	[1]	2.00%
[1]	(as a percentage of exchange price or amount redeemed within 90 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Vulcan Value Partners Fund
Management Fees		1.00%
Other Expenses		0.18%
Total Annual Fund Operating Expenses		1.18%
Fee Waiver and Expense Reimbursement	[1]	none
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	1.18%
[1]	Vulcan Value Partners, LLC ("Vulcan" or the "Adviser") has contractually agreed to limit the Fund's total annual fund operating expenses (exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.25% of the Fund's average daily net assets. This agreement is in effect through August 31, 2014. If the Adviser foregoes any fees and/or reimburses the Fund pursuant to this letter agreement with respect to a particular fiscal year, then the Adviser shall be entitled to recover from the Fund the amount foregone or reimbursed to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the relevant agreement. Notwithstanding the foregoing, the Fund will not be obligated to pay any such fees and expenses more than three years after the end of the fiscal year in which the fees or expenses were foregone or reimbursed. The Adviser may not discontinue this waiver without the approval by the Fund's Board of Trustees.
[2]	Expenses have been restated to reflect current fees.

EXAMPLE
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Number of Years You Own Your Shares
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Vulcan Value Partners Fund	120	375	649	1,430

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Vulcan Value Partners Fund	120	375	649	1,430

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 24% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Vulcan Value Partners Fund seeks to achieve long-term capital appreciation by investing primarily in publicly traded mid-cap and large-cap companies the Fund believes to be both undervalued and possessing a sustainable competitive advantage.

The Fund views equity investments as ownership in a business enterprise and approaches investing as long-term partial ownership of businesses. The Fund seeks to purchase publicly traded companies at significant discounts to intrinsic worth. The Fund seeks to invest for the long term, limiting the selection of qualifying investments to good businesses with identifiable, sustainable competitive advantages to maximize returns and to minimize risk. The Fund generally defines risk as the probability of permanently losing capital over a five-year period. The Fund generally sells stocks when they approach their appraised value. The Fund seeks to determine business or intrinsic value through disciplined financial analysis. The Fund believes that equities purchased at prices substantially less than their intrinsic worth generally afford capital protection from significant permanent loss and also create the possibility of substantial appreciation if the market recognizes the company’s economic value.

This portfolio strategy invests in companies with larger market capitalizations. Generally, subject to price, any publicly traded company with reasonable economics would be a potential investment in this portfolio. A core position in the Fund is generally approximately 5% of the Fund’s portfolio, so that theoretically the Fund would seek to hold about 20 companies, spread across various industries. Because it is rare that the Fund would find exactly 20 companies meeting its investment guidelines, concentration will vary with the price to value ratio of specific companies. The Fund may invest in positions as small as 1% when price to value ratios are higher. The Fund generally will not invest in any business that is trading above the Fund’s estimate of its fair value. Most of these securities are listed on the major securities exchanges. The Fund may invest up to 30% of assets in publicly traded foreign securities and may hold up to 10% of net assets in illiquid securities. If investments meeting the Fund’s criteria are not available, the Fund may invest the Fund’s assets temporarily in obligations of the U.S. government and its agencies, or in other money market instruments.
PRINCIPAL RISKS OF THE FUND
The following is a description of the principal risks of the Fund’s portfolio that may adversely affect its net asset value and total return. Unless otherwise stated, these risks apply to the Fund. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all of the disclosure information provided and to understand that you may lose money by investing in the Fund.
  Stock Market Risk – The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.
  Business Ownership Risk - The Fund treats investing as partial ownership of qualifying businesses. As partial owners of these companies, the Fund faces the risks inherent in owning a business.
  Medium-Size Company Risk – Medium-sized companies may have more limited product lines, markets and financial resources than larger companies. In addition, mid-cap stocks may be more volatile than those of larger companies and, where trading volume is thin, the ability to dispose of such securities may be more limited.
  Non-diversification Risk – The Fund is classified as non-diversified. As a result, an increase or decrease in the value of a single security may have a greater impact on the Fund’s NAV and total return. Being non-diversified may also make the Fund more susceptible to financial, economic, political or other developments that may impact a security. Although the Fund may from time to time satisfy the requirements for a diversified fund, its non-diversified classification gives the Fund’s portfolio managers more flexibility to hold larger positions in a smaller number of securities than a fund that is classified as diversified.
  Non-U.S. Securities Risk – Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.
  Currency Risk – The value of the Fund’s investments may fall as a result of changes in exchange rates.
  Managed Portfolio Risk – The manager’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.vulcanvaluepartners.com or by calling 877.421.5078.
Best Quarter	–	March 31, 2012	14.88%
Worst Quarter	–	June 30, 2010	-12.12%
The Fund’s year-to-date return as of June 30, 2013 was 11.23%.
After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Average Annual Total Returns For the period ended December 31, 2012
Average Annual Total Returns	1 Year	Since Inception	Inception Date
Vulcan Value Partners Fund	24.38%	12.47%	Dec 30, 2009
Vulcan Value Partners Fund Return After Taxes on Distributions	24.06%	12.30%	Dec 30, 2009
Vulcan Value Partners Fund Return After Taxes on Distributions and Sale of Fund Shares	16.28%	10.76%	Dec 30, 2009
Vulcan Value Partners Fund Russell 1000 Value Index�� (reflects no deduction for fees, expenses or taxes)	17.51%	10.50%	Dec 30, 2009
Vulcan Value Partners Fund S&P 500 Total Return Index�� (reflects no deduction for fees, expenses or taxes)	16.00%	10.49%	Dec 30, 2009

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	Aug 31, 2013
Vulcan Value Partners Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	VULCAN VALUE PARTNERS FUND (THE “FUND”)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 24% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years You Own Your Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Vulcan Value Partners Fund seeks to achieve long-term capital appreciation by investing primarily in publicly traded mid-cap and large-cap companies the Fund believes to be both undervalued and possessing a sustainable competitive advantage.

The Fund views equity investments as ownership in a business enterprise and approaches investing as long-term partial ownership of businesses. The Fund seeks to purchase publicly traded companies at significant discounts to intrinsic worth. The Fund seeks to invest for the long term, limiting the selection of qualifying investments to good businesses with identifiable, sustainable competitive advantages to maximize returns and to minimize risk. The Fund generally defines risk as the probability of permanently losing capital over a five-year period. The Fund generally sells stocks when they approach their appraised value. The Fund seeks to determine business or intrinsic value through disciplined financial analysis. The Fund believes that equities purchased at prices substantially less than their intrinsic worth generally afford capital protection from significant permanent loss and also create the possibility of substantial appreciation if the market recognizes the company’s economic value.

		This portfolio strategy invests in companies with larger market capitalizations. Generally, subject to price, any publicly traded company with reasonable economics would be a potential investment in this portfolio. A core position in the Fund is generally approximately 5% of the Fund’s portfolio, so that theoretically the Fund would seek to hold about 20 companies, spread across various industries. Because it is rare that the Fund would find exactly 20 companies meeting its investment guidelines, concentration will vary with the price to value ratio of specific companies. The Fund may invest in positions as small as 1% when price to value ratios are higher. The Fund generally will not invest in any business that is trading above the Fund’s estimate of its fair value. Most of these securities are listed on the major securities exchanges. The Fund may invest up to 30% of assets in publicly traded foreign securities and may hold up to 10% of net assets in illiquid securities. If investments meeting the Fund’s criteria are not available, the Fund may invest the Fund’s assets temporarily in obligations of the U.S. government and its agencies, or in other money market instruments.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following is a description of the principal risks of the Fund’s portfolio that may adversely affect its net asset value and total return. Unless otherwise stated, these risks apply to the Fund. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all of the disclosure information provided and to understand that you may lose money by investing in the Fund.
  Stock Market Risk – The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.
  Business Ownership Risk - The Fund treats investing as partial ownership of qualifying businesses. As partial owners of these companies, the Fund faces the risks inherent in owning a business.
  Medium-Size Company Risk – Medium-sized companies may have more limited product lines, markets and financial resources than larger companies. In addition, mid-cap stocks may be more volatile than those of larger companies and, where trading volume is thin, the ability to dispose of such securities may be more limited.
  Non-diversification Risk – The Fund is classified as non-diversified. As a result, an increase or decrease in the value of a single security may have a greater impact on the Fund’s NAV and total return. Being non-diversified may also make the Fund more susceptible to financial, economic, political or other developments that may impact a security. Although the Fund may from time to time satisfy the requirements for a diversified fund, its non-diversified classification gives the Fund’s portfolio managers more flexibility to hold larger positions in a smaller number of securities than a fund that is classified as diversified.
  Non-U.S. Securities Risk – Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.
  Currency Risk – The value of the Fund’s investments may fall as a result of changes in exchange rates.
  Managed Portfolio Risk – The manager’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to read all of the disclosure information provided and to understand that you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-diversification Risk – The Fund is classified as non-diversified. As a result, an increase or decrease in the value of a single security may have a greater impact on the Fund’s NAV and total return. Being non-diversified may also make the Fund more susceptible to financial, economic, political or other developments that may impact a security. Although the Fund may from time to time satisfy the requirements for a diversified fund, its non-diversified classification gives the Fund’s portfolio managers more flexibility to hold larger positions in a smaller number of securities than a fund that is classified as diversified.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877.421.5078
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.vulcanvaluepartners.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.vulcanvaluepartners.com or by calling 877.421.5078.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Shares of the Fund. If sales charges were included, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	–	March 31, 2012	14.88%
Worst Quarter	–	June 30, 2010	-12.12%
		The Fund’s year-to-date return as of June 30, 2013 was 11.23%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the period ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Vulcan Value Partners Fund | Vulcan Value Partners Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.18%	[3]
1 Year	rr_ExpenseExampleYear01	120
3 Years	rr_ExpenseExampleYear03	375
5 Years	rr_ExpenseExampleYear05	649
10 Years	rr_ExpenseExampleYear10	1,430
1 Year	rr_ExpenseExampleNoRedemptionYear01	120
3 Years	rr_ExpenseExampleNoRedemptionYear03	375
5 Years	rr_ExpenseExampleNoRedemptionYear05	649
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,430
2010	rr_AnnualReturn2010	10.89%
2011	rr_AnnualReturn2011	4.01%
2012	rr_AnnualReturn2012	24.38%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.12%)
1 Year	rr_AverageAnnualReturnYear01	24.38%
Since Inception	rr_AverageAnnualReturnSinceInception	12.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2009
Vulcan Value Partners Fund | Return After Taxes on Distributions | Vulcan Value Partners Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.06%
Since Inception	rr_AverageAnnualReturnSinceInception	12.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2009
Vulcan Value Partners Fund | Return After Taxes on Distributions and Sale of Fund Shares | Vulcan Value Partners Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.28%
Since Inception	rr_AverageAnnualReturnSinceInception	10.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2009
Vulcan Value Partners Fund | Russell 1000 Value Index�� (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.51%
Since Inception	rr_AverageAnnualReturnSinceInception	10.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2009
Vulcan Value Partners Fund | S&P 500 Total Return Index�� (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
Since Inception	rr_AverageAnnualReturnSinceInception	10.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2009

[1]	(as a percentage of exchange price or amount redeemed within 90 days of purchase)
[2]	Vulcan Value Partners, LLC ("Vulcan" or the "Adviser") has contractually agreed to limit the Fund's total annual fund operating expenses (exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.25% of the Fund's average daily net assets. This agreement is in effect through August 31, 2014. If the Adviser foregoes any fees and/or reimburses the Fund pursuant to this letter agreement with respect to a particular fiscal year, then the Adviser shall be entitled to recover from the Fund the amount foregone or reimbursed to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the relevant agreement. Notwithstanding the foregoing, the Fund will not be obligated to pay any such fees and expenses more than three years after the end of the fiscal year in which the fees or expenses were foregone or reimbursed. The Adviser may not discontinue this waiver without the approval by the Fund's Board of Trustees.
[3]	Expenses have been restated to reflect current fees.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	Aug 31, 2013
Document Creation Date	dei_DocumentCreationDate	Sep 5, 2013